LOANS	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
LOANS	LOANS
The following table summarizes loans held by the Company at September 30, 2025 and December 31, 2024:

	September 30, 2025			December 31, 2024
	UPB	Carrying Value(A)	Loan Count	UPB	Carrying Value(A)	Loan Count
Loans Held for Sale
HELOC loans	$311,672	$323,184	6,191	$359,155	$366,154	4,582
Personal loans(B)	63,185	62,935	645	24,975	24,975	233
Other(C)	3,015	2,913	173	4,977	4,793	326
Total	$377,872	$389,032	7,009	$389,107	$395,922	5,141
__________________
(A)The Company records loans at fair value. See Note 12 for additional information regarding the valuation of these assets.
(B)Loans collateralized by digital assets.
(C)Primarily contains legacy mortgages and other unsecured loans.
Loans are generally placed on non-accrual status when principal or interest is 90 days or more past due. The Company does not consider the average carrying values and interest income recognized (including interest income recognized using a cash-basis method) material for non-accrual loans. The Company placed loans held for sale with an aggregate UPB of $0.9 million and $1.2 million and fair value of $0.6 million and $0.8 million on non-accrual status at September 30, 2025 and December 31, 2024, respectively.
The Company did not hold any loans held for investment at September 30, 2025 or December 31, 2024.
The following table summarizes the past due status and difference between the aggregate UPB and the aggregate carrying value of loans held by the Company at September 30, 2025 and December 31, 2024.

	September 30, 2025			December 31, 2024
Payment Delinquency	UPB	Carrying Value(A)	Carrying Value(A) Over (Under) UPB	UPB	Carrying Value(A)	Carrying Value(A) Over (Under) UPB
Loans Held for Sale
Current	$360,044	$371,990	$11,946	$373,876	$383,551	$9,675
30 to 59 days	3,998	3,800	(198)	3,535	3,170	(365)
60 to 89 days	2,362	2,332	(30)	2,440	2,125	(315)
90 days or more	11,088	10,557	(531)	8,548	6,411	(2,137)
Forbearance	380	353	(27)	708	665	(43)
Total	$377,872	$389,032	$11,160	$389,107	$395,922	$6,815
__________________
(A)The Company records loans at fair value. See Note 12 for additional information regarding the valuation of these assets.
The following table summarizes activities involving the Company’s loans for the nine months ended September 30, 2025 and 2024:

	Loans held for sale	Loans held for investment
Balance at December 31, 2023	$255,516	$61,337
Transfers from Held for Investment to Held for Sale	4,959	(4,959)
Purchases	1,566,219	1,781
Originations	2,409,864	—
Sales, net of repurchases	(3,466,079)	—
Principal payments	(324,043)	(10,734)
Change in fair value(A)	16,461	6,104
Loans not yet repurchased	5,245	—
Balance at September 30, 2024	$468,142	$53,529

Balance at December 31, 2024	$395,922	$—
Purchases	2,221,013	—
Originations	2,561,856	—
Sales, net of repurchases	(4,466,689)	—
Principal payments	(324,568)	—
Change in fair value(A)	656	—
Loans not yet repurchased	842	—
Balance at September 30, 2025	$389,032	$—
__________________
(A)Change in fair value of loans are reflected in “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations.
The top five loan originators for the nine months ended September 30, 2025 and 2024 originated $1.7 billion and $1.2 billion unpaid principal balance of loans, or 76.3% and 73.7%, of total unpaid principal balance of loans purchased by the Company, whose “Gain on sale of loans, net” revenue represent 15.0% and 8.2% of total revenue, respectively.
The top five loan purchasers for the nine months ended September 30, 2025 and 2024 purchased $2.7 billion and $1.8 billion unpaid principal balance of loans, or 79.1% and 63.2%, of total unpaid principal balance of loans sold by the Company, excluding $874.6 million and $381.2 million unpaid principal balance securitized, whose “Gain on sale of loans, net” revenue represent 26.5% and 17.7% of total revenue, respectively.
LOANS
The following table summarizes loans held by the Company at December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	UPB	Carrying Value(A)	Loan Count	Carrying Value(A)
Loans held for sale
HELOC loans	$359,155	$366,154	4,582	$244,670
Personal loans(B)	24,975	24,975	233	—
Other(C)	4,977	4,793	326	10,846
Total loans held for sale(D)(E)	$389,107	$395,922	5,141	$255,516

Loans held for investment
HELOC loans	$—	$—	—	$61,337
Total loans held for investment(D)	$—	$—	—	$61,337
__________________
(A)The Company records loans at fair value. See Note 11 for additional information regarding the valuation of these assets.
(B)Loans collateralized by digital assets.
(C)Primarily contains legacy mortgage and other unsecured loans.
(D)Loans are generally placed on non-accrual status when principal or interest is 90 days or more past due. The Company does not consider the average carrying values and interest income recognized (including interest income recognized using a cash-basis method) material.
(E)The Company placed loans held for sale with an aggregate UPB of $1.2 million and $1.4 million and fair value of $0.8 million and $0.8 million on non-accrual status at December 31, 2024 and 2023, respectively.
The following table summarizes the past due status and difference between the aggregate UPB and the aggregate carrying value of loans held by the Company.

	December 31, 2024			December 31, 2023
Payment Delinquency	UPB	Carrying Value(A)	Carrying Value(A) Over (Under) UPB	UPB	Carrying Value(A)	Carrying Value(A) Over (Under) UPB
Loans held for sale
Current	$373,876	$383,551	$9,675	$243,284	$249,171	$5,886
30 to 59 days	3,535	3,170	(365)	2,027	1,279	(748)
60 to 89 days	2,440	2,125	(315)	1,309	805	(504)
90 days or more	8,548	6,411	(2,137)	6,510	3,656	(2,854)
Forbearance	708	665	(43)	730	605	(125)
Total loans held for sale	$389,107	$395,922	$6,815	$253,860	$255,516	$1,655
Loans held for investment
Current	$—	$—	$—	$64,685	$59,164	$(5,521)
30 to 59 days	—	—	—	886	694	(192)
60 to 89 days	—	—	—	257	159	(98)
90 days or more	—	—	—	1,619	842	(777)
Forbearance	—	—	—	539	479	(60)
Total loans held for investment	$—	$—	$—	$67,985	$61,337	$(6,648)
__________________
(A)The Company records loans at fair value. See Note 11 for additional information regarding the valuation of these assets.
The following table includes a rollforward of the Company’s loans for the years ended December 31, 2024 and 2023:

	Loans held for sale	Loans held for investment
Balance at December 31, 2022	$245,890	$117,364
Transfers from Held for Sale to Held for Investment	(22,279)	22,279
Transfers from Held for Investment to Held for Sale	53,241	(53,241)
Purchases	1,541,757	—
Originations	1,978,144	3,051
Sales, net of repurchases	(3,250,098)	—
Principal payments	(294,657)	(20,617)
Change in fair value(A)	333	(7,499)
Loans not yet repurchased	3,185	—
Balance at December 31, 2023	255,516	61,337
Transfers from Held for Investment to Held for Sale	58,835	(58,835)
Purchases	1,972,209	2,492
Originations	3,164,966	—
Sales, net of repurchases	(4,659,777)	—
Principal payments	(411,268)	(11,642)
Change in fair value(A)	4,778	6,648
Loans not yet repurchased	10,663	—
Balance at December 31, 2024	$395,922	$—
__________________
(A)Change in fair value of loans are reflected in Gain on sale of loans, net on the Consolidated Statements of Operations.
The top five loan originators for the years ended December 31, 2024 and 2023 originated $1.5 billion and $1.3 billion unpaid principal balance of loans, or 75.4% and 85.3%, of total unpaid principal balance of loans purchased by the Company, representing 9.1% and 8.8% of total revenue, respectively.
The top five loan purchasers for the years ended December 31, 2024 and 2023 purchased $2.4 billion and $2.2 billion unpaid principal balance of loans, or 60.7% and 92.6%, of total unpaid principal balance of loans sold by the Company, excluding $498.8 million and $720.2 million UPB securitized, representing 18.1% and 23.7% of total revenue, respectively.